Restatement of Previously Issued Financial Statements (Tables)	8 Months Ended
Dec. 31, 2020
Panacea Acquisition Corp
Summary of Condensed Financial Statements
The following summarizes the effect of the restatement on each financial statement line item for the period presented herein

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 31, 2020, (audited)
Warrant liability	$—	$15,942,709	$15,942,709
FPA liability		6,966,666	6,966,666
Class A common stock subject to possible redemption	137,205,490	(22,909,375)	114,296,115
Class A common stock	114	229	343
Class B common stock	359	—	359
Additional paid-in capital	8,053,974	15,164,728	23,218,702
Accumulated deficit	(3,054,441)	(15,164,957)	(18,219,398)
Stockholders’ equity	5,000,006	—	5,000,006

Period from April 24, 2020 (inception) to December 31, 2020 (audited)
General and administrative expenses	3,061,452	—	3,061,452
Transaction costs		179,832	179,832
Change in fair value of warrant liability	$ —	$ 8,018,459	8,018,459
Change in fair value of FPA liability	—	6,966,666	6,966,666
Net loss	(3,054,441)	(15,164,957)	( 18 , 219 , 398 )
Basic and diluted net loss per share, non-redeemable Class A and Class B	(0.80)	(3.95)	(4.75)

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 30, 2020 (unaudited)
Warrant liability	$—	$11,659,376	$11,659,376
FPA liability	—	6,449,999	6,449,999
Class A common stock subject to possible redemption	139,524,670	(18,109,375)	121,415,295
Class A common stock	91	181	272
Class B common stock	359	—	359
Additional paid-in capital	5,734,817	10,184,943	15,919,760
Accumulated deficit	(735,266)	(10,185,124)	(10,920,390)
Stockholders’ equity	5,000,001	—	5,000,001

	Three Months Ended September 30, 2020			For the Period from April 24, 2020 Through September 30, 2020
	As Previously Reported	Adjustments	As Restated	As Previously Reported	As Adjustments Restated	As Restated
Change in fair value of warrant liability	$—	$3,735,125	3,735,125	$—	$3,735,125	3,735,125
Change in fair value of FPA liability	—	2,275,000	2,275,000	—	6,449,999	6,449,999
Net loss	(734,266)	(6,010,125)	(6,744,391)	(735,266)	(10,185,124)	(10,920,390)
Basic and diluted net loss per share, non-redeemable Class A and Class B	(0.20)	(1.68)	(1.88)	(0.20)	(2.84)	(3.04)

	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2020 (unaudited)
FPA liability	$—	$4,174,999	$4,174,999
Class A common stock	—	—	—
Class B common stock	359	—	359
Additional paid-in capital	24,641	—	24,641
Accumulated deficit	(1,000)	(4,174,999)	(4,175,999)
Stockholders’ equity	24,000	(4,174,999)	(4,150,999)

	For the Period from April 24, 2020 Through June 30, 2020
	As Previously Reported	As Adjustments Restated	As Restated
Initial fair value of FPA liability	—	4,174,999	4,174,999
Net loss	(1,000)	(4,174,999)	(4,175,999)
Basic and diluted net loss per share, non-redeemable Class A and Class B	(0.00)	(1.34)	(1.34)